SUMMARY OF CHANGES IN WARRANTS (Details)		6 Months Ended	12 Months Ended
	May 21, 2024 shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period		8,000,000
Warrants, Issued	3,351,000
Warrants, Expired	(6,450,000)
Number of RSUs outstanding, Ending of the period		34,871,814	8,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period		8,574,798	7,916,797
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares		$ 0.63	$ 5.08
Warrants, Issued		36,909,190	8,320,000
Weighted Average Exercise Price, Issued | $ / shares		$ 0.23	$ 0.50
Warrants, Expired		(8,691,700)	(7,661,999)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.0428	$ 5.89
Number of RSUs outstanding, Ending of the period		36,792,288	8,574,798
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares		$ 0.39	$ 0.63